Supplement dated July 26, 2024
to the Prospectus and Summary Prospectus, each as supplemented as applicable, of the following funds
(each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Corporate Income Fund	9/1/2023
Columbia Funds Series Trust II
Columbia Limited Duration Credit Fund	12/1/2023
Effective August 1, 2024 (the Effective Date), Shannon Rinehart will cease serving as a Portfolio Manager of the Funds. Therefore, on the Effective Date, all references to Ms. Rinehart are hereby removed from each Fund's Prospectus and Summary Prospectus.
Shareholders should retain this Supplement for future reference.
SUP000_00_159_(07/24)